Trading Activities and Related Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Trading Activities and Related Risks
Cash and cash equivalents	$ 31,854,126	$ 38,781,351
FCMs, interbank market makers and swap counterparties
Trading Activities and Related Risks
Required margin and good faith deposits, low end of the range (as a percent)	5.00%
Required margin and good faith deposits, high end of the range (as a percent)	35.00%
Cash and cash equivalents	$ 31,854,126	$ 38,781,351
Cash deposited with trading counterparties, percent of net asset value	19.26%	18.14%